Intangible Assets and Goodwill Accumulated Amortization Rollforward (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accumulated Amortization [Roll Forward]
Balance at January 1	$ 322	$ 225
Amortization	94	97	76
Foreign currency translation and other	(18)	0
Balance at December 31	$ 398	$ 322	$ 225